Assets Held for Sale (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ (29,846)	$ 44,165	$ (22,526)	$ 38,913	$ 7,146	$ 7,942	$ 7,855	$ 9,085	$ 30,706	$ 32,028	$ 91,299
Cost of Revenue									17,276	13,555	12,204
Amortization of Intangible Assets									1,290	1,294	632
General and Administrative Expense									38,539	33,700	35,373
Selling and Marketing Expense									6,806	6,341	3,663
Research and Development Expense									7,350	2,759	1,418
Change in fair value of contingent consideration									0	369	0
Operating Expenses									82,029	66,218	53,290
Operating Income (Loss)									(51,323)	(34,190)	38,009
Nonoperating Income (Expense)									26,074	(5,328)	(9,253)
Discontinued Operation, Tax Effect of Discontinued Operation											58,421
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax									(46,463)	(36,094)	97,349
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	24,469				28,910				24,469	28,910	39,752
Accounts Receivable, after Allowance for Credit Loss, Current	6,559				4,774				6,559	4,774
Inventory, net	8,061				4,062				8,061	4,062
Prepaid and other current assets	7,344				14,516				7,344	14,516
Property, Plant and Equipment, Net	2,560				3,705				2,560	3,705
Royalty rights - at fair value	266,196								266,196
Intangible assets, net	13,186				13,700				13,186	13,700
Other assets	23,384				8,530				23,384	8,530
Assets	717,206				965,508				717,206	965,508
Accounts Payable, Current	2,675				2,529				2,675	2,529
Accrued liabilities	11,923				9,240				11,923	9,240
Other Liabilities, Noncurrent	50,865				58,616				50,865	58,616
Liabilities	123,928				235,729				123,928	235,729
Product Revenue [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									30,742	24,652	15,091
Acquired rights [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues									0	(30)	2,598
Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues									24,051	166,083	228,761
Cost of Revenue									36,343	34,906	18,333
Amortization of Intangible Assets									5,016	14,536	24,057
General and Administrative Expense									7,059	11,720	10,268
Selling and Marketing Expense									1,675	10,800	14,021
Research and Development Expense									(41)	196	5,963
Impairment of Intangible Assets, Finite-lived									22,490	152,330	0
Change in fair value of contingent consideration									0	(42,000)	349
Operating Expenses									72,542	182,488	72,991
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									(48,491)	(16,405)	155,770
Discontinued Operation, Tax Effect of Discontinued Operation									(2,028)	19,689
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax									(46,463)	(36,094)	97,349
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	24,469				28,910				24,469	28,910
Accounts Receivable, after Allowance for Credit Loss, Current	6,993				16,874				6,993	16,874
Inventory, net	31,712				14,880				31,712	14,880
Prepaid and other current assets	7,192				4,480				7,192	4,480
Property, Plant and Equipment, Net	2,960				3,681				2,960	3,681
Royalty rights - at fair value	266,196				376,510				266,196	376,510
Intangible assets, net	10,112				37,618				10,112	37,618
Other assets	1,819				2,236				1,819	2,236
Assets	351,453				485,189				351,453	485,189
Accounts Payable, Current	14,695				10,614				14,695	10,614
Accrued liabilities	16,400				30,086				16,400	30,086
Other Liabilities, Noncurrent	120				0				120	0
Liabilities	$ 31,215				$ 40,700				31,215	40,700
Discontinued Operations, Held-for-sale [Member] | Product Revenue [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									55,093	80,796	69,032
Discontinued Operations, Held-for-sale [Member] | Acquired rights [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues									$ (31,042)	$ 85,287	$ 159,729